Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,905	$ 2,784	$ 2,621
Professional fees	2,480	2,267	1,628
Depreciation and amortization	239	108	247
Other	724	300	746
General and administrative expenses	$ 6,348	$ 5,459	$ 5,242